FUEL DERIVATIVES AND RISK MANAGEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FUEL DERIVATIVES AND RISK MANAGEMENT
FUEL DERIVATIVES AND RISK MANAGEMENT
8.	FUEL DERIVATIVES AND RISK MANAGEMENT

The Company’s operations are inherently dependent upon the price of aircraft fuel. To manage economic risks associated with fluctuations in aircraft fuel prices, the Company periodically enters into fuel option and swap contracts. The Company does not apply hedge accounting to its fuel derivative contracts, nor does it hold or issue them for trading purposes.

Fuel derivative contracts are recognized at fair value on the Condensed Consolidated Balance Sheets as Derivative Assets, if the fair value is in an asset position, or as Derivative Liabilities, if the fair value is in a liability position. The Company did not have any collateral held by counterparties to these agreements as of June 30, 2021 and December 31, 2020. Derivatives where the payment due date is greater than one year from the balance sheet date are classified as long-term.

Changes in Derivative Assets (Liabilities) were as follows:

	Six Months Ended June 30,
	2021	2020
Balance - January 1	$(1,174)	$2,233
Non-cash Gains (Losses)	3,599	(16,056)
Contract Settlements	(827)	4,990
Balance - June 30	$1,598	$(8,833)

Fuel Derivative Gains (Losses) consisted of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Non-cash Gains (Losses)	$1,213	$5,695	$3,599	$(16,056)
Cash Premiums Paid	—	(1,617)	—	(1,901)
Total Fuel Derivative Gains (Losses)	$1,213	$4,078	$3,599	$(17,957)

Fuel derivative gains and losses are classified in Aircraft Fuel on the Condensed Consolidated Statements of Operations.

As of June 30, 2021, the Company had outstanding fuel derivative contracts covering 5.8 million gallons of crude oil and jet fuel that will settle between July 2021 and September 2021.

12. FUEL DERIVATIVES AND RISK MANAGEMENT

The Company’s operations are inherently dependent upon the price of aircraft fuel. To manage economic risks associated with fluctuations in aircraft fuel prices, the Company periodically enters into fuel option and swap contracts. The Company does not apply hedge accounting to its fuel derivative contracts, nor does it hold or issue them for trading purposes.

Fuel derivative contracts are recognized at fair value on the Consolidated Balance Sheets as Derivative Assets, if the fair value is in an asset position, or as Derivative Liabilities, if the fair value is in a liability position. The Company did not have any collateral held by counterparties to these agreements as of December 31, 2020 and 2019. Derivatives where the payment due date is greater than one year from the balance sheet date are classified as long-term.

Changes in Derivative Assets (Liabilities) were as follows:

	Year Ended December 31,
	2020	2019
Balance—January 1	$2,233	$(12,006)
Non-cash gains (losses)	(12,206)	10,791
Contract settlements	8,800	3,448
Balance—December 31	$(1,173)	$2,233

Fuel Derivative Gains (Losses) consisted of the following:

	Year Ended December 31,		For the Period April 11, 2018 to
	2020	2019	December 31, 2018
Non-cash gains (losses)	$(12,206)	$10,791	$(12,006)
Cash Premiums Paid	(2,053)	(665)	(2,280)
Total Fuel Derivative gains (losses)	$(14,259)	$10,126	$(14,286)

There were fuel derivative gains in the second, third and fourth quarters of 2020, primarily due to the partial recovery of oil prices following the decline during the first quarter of 2020. There were no fuel derivatives outstanding during the period January 1, 2018 through April 10, 2018. Fuel derivative gains and losses are recognized in Aircraft Fuel expense on the Consolidated Statements of Operations.

As of December 31, 2020, the Company had outstanding fuel derivative contracts covering 21.0 million gallons of crude oil and jet fuel that will settle between January 2021 and September 2021.

Fuel Consortia

The Company currently participates in fuel consortia at multiple airports. These agreements generally include cost-sharing provisions and environmental indemnities that are generally joint and several among the participating airlines. To the extent the consortium are legal entities, they meet the definition of a VIE and must be considered for consolidation in the Company’s Consolidated Financial Statements. The company concluded that it is not the primary beneficiary of any fuel consortia as SCA’s participation generally represents a small percentage of the overall fuel consortia interests and SCA does not have the ability to direct the activities of the consortia.